Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TDAM New York Municipal Money Market Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The TDAM New York Municipal Money Market Portfolio (the “New York Portfolio”) seeks maximum current income that is exempt from regular federal, New York State and City income taxes, to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the New York Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the New York Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the New York Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the New York Portfolio’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The New York Portfolio is a money market fund. The New York Portfolio invests in high quality money market securities that the Investment Manager believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The New York Portfolio will normally invest at least 80% of its total assets in municipal securities, including those issued by the state of New York or the state’s political subdivisions, authorities or instrumentalities, or by corporations established for public purposes. These securities also may be issued by other qualified issuers, including the various territories and possessions of the United States, such as Puerto Rico. In the opinion of the issuer’s bond counsel, the income from these securities is exempt from the state of New York’s personal income tax and federal income tax. However, this income may be subject to the AMT. When suitable New York state tax-exempt securities are unavailable, the New York Portfolio may invest up to 20% of its assets in securities issued by other states and their political subdivisions whose income is exempt from federal income tax but is subject to state personal income tax. The municipal securities in which the New York Portfolio may invest include variable rate demand notes (VRDNs), which are obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period, generally not to exceed seven days.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Interest Rate Risk — The income from the New York Portfolio will vary with changes in prevailing interest rates.

Credit Risk — Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its coupon or maturity in full on a timely basis.

Prepayment Risk — Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the New York Portfolio to reinvest assets in lower yielding securities.

Municipal Securities Risk — Municipal securities can be significantly affected by unfavorable economic, legislative or political developments and adverse changes in the financial conditions of issuers. Liquidity in the municipal securities market can be reduced unpredictably in response to overall economic conditions or credit tightening.

New York Municipal Securities Risk — The yields of New York municipal securities depend on, among other things, conditions in the state’s municipal securities markets and debt securities markets generally, the size of a particular offering, the maturity of the obligation and the rating of the issue. Because the New York Portfolio will invest a large portion of its assets in New York municipal securities, it is more vulnerable to events adversely affecting the state of New York, including economic, political and regulatory occurrences or terrorism. New York’s economy, while diverse, has a relatively large share of the nation’s financial activities. As a result, the state’s economy is especially vulnerable to adverse events affecting the financial markets.

Non-Diversification Risk — The New York Portfolio’s “non-diversified” status allows it to invest more than 5% of its assets in a single issuer. As a result, the New York Portfolio is riskier than other types of money market funds that require greater diversification among issuers.

Tax Risk — The New York Portfolio purchases municipal securities, the interest on which, in the opinion of bond counsel, is exempt from federal income tax. Neither the Investment Manager nor the New York Portfolio guarantees that this opinion is correct and there is no assurance that the Internal Revenue Service (the “IRS”) will agree with bond counsel’s opinion. If the IRS determines that an issuer of a municipal security has not complied with applicable tax requirements, then interest from the security could become subject to federal income tax, possibly retroactively to the date the security was issued, the value of the security could decline significantly and a portion of the distributions to New York Portfolio shareholders could be recharacterized as taxable.

Banking Industry Risk — The New York Portfolio may invest a significant portion of its assets in obligations that are backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Regulatory Risk — Changes in government regulations may adversely affect the value of a security held by the New York Portfolio. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the New York Portfolio. The SEC or Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the New York Portfolio.

An investment in the New York Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the New York Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The New York Portfolio's "non-diversified" status allows it to invest more than 5% of its assets in a single issuer. As a result, the New York Portfolio is riskier than other types of money market funds that require greater diversification among issuers.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the New York Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the New York Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table illustrate the risks of investing in the Investor Class of the New York Portfolio. The bar chart shows changes in the Investor Class’ performance from year to year. The table shows average annual total returns of the Investor Class of the New York Portfolio. Of course, past performance is not necessarily an indication of how the New York Portfolio will perform in the future. For updated performance information, please call (800) 669-3900 or visit www.tdamusa.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Investor Class of the New York Portfolio.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 669-3900
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tdamusa.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the New York Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR ANNUAL TOTAL RETURN as of 12/31 each year New York Portfolio - Investor Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the periods covered by the bar chart, the highest and lowest quarterly returns were 0.71% (for the quarter ended 12/31/06) and 0.00% (for the quarter ended 3/31/12), respectively.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/12
Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.22%
Total Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	104
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	325
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	563
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,248
Annual Return 2003	rr_AnnualReturn2003	0.39%
Annual Return 2004	rr_AnnualReturn2004	0.52%
Annual Return 2005	rr_AnnualReturn2005	1.71%
Annual Return 2006	rr_AnnualReturn2006	2.55%
Annual Return 2007	rr_AnnualReturn2007	2.60%
Annual Return 2008	rr_AnnualReturn2008	1.09%
Annual Return 2009	rr_AnnualReturn2009	0.04%
Annual Return 2010	rr_AnnualReturn2010	0.03%
Annual Return 2011	rr_AnnualReturn2011	0.02%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.24%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.89%	[1]

[1]	As of 12/31/12, the 7-day yield for the New York Portfolio - Investor Class was 0.01%. As of 12/31/12, the tax-equivalent 7-day yield for the New York Portfolio - Investor Class was 0.01%.